Share based Compensation - HCML Share Option Scheme (Details) - shares		6 Months Ended
	Jun. 04, 2005	Jun. 30, 2018
Share option scheme expired in 2016
Share-based Compensation
Expiry period	10 years
Aggregate number of shares issuable		197,080
HCML Share Option Scheme
Share-based Compensation
Aggregate number of shares issuable		2,425,597
Number of shares authorized but unissued		8,467,317
HCML Share Option Scheme | Minimum
Share-based Compensation
Expiry period		8 years
HCML Share Option Scheme | Maximum
Share-based Compensation
Expiry period		10 years
HCML Share Option Scheme | Four-year awards
Share-based Compensation
Vesting period		4 years
Vesting percentage upon first anniversary		25.00%
Annual vesting percentage after the first anniversary		25.00%